Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
June 30, 2022	December 31, 2021

6	Cash and Cash Equivalents

Cash in hand	12,141	3,195
Balances in current accounts	12,325,931	15,877,796
	12,338,072	15,880,991

The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	1,015,899	1,452,316
Restricted bank balance	2,822,173	5,928,675
	3,838,072	7,380,991

11	Cash and Cash Equivalents

Cash in hand	18,839	3,195
Balances in current accounts	16,741,142	15,877,796
	16,759,981	15,880,991

The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	940,925	940,925
Restricted bank balance	7,319,056	5,928,675
	8,259,981	7,380,991

The cash and bank balances disclosed above and in the consolidated statement of cash flows include USD 15,819,056 (2021: USD 14,428,675) which are held in restricted bank accounts under the Bond terms (Note 21). These include USD 8,500,000 held in the Liquidity account, nil balance is held in the Construction Funding account, the amount in the Construction Funding account in 2022 can be withdrawn up to a limit of USD 5,000,000 per month. Accordingly, USD 15,000,000 out of the balance in the Construction Funding account is considered as cash and cash equivalent and USD 7,319,056 (2021: USD 5,928,675) held in the Debt Service Retention account.

A first priority pledge over the balances in the Earnings account, Liquidity account, Construction Funding account and Debt Service Retention account is held as security under the Bond terms (Note 21).

11	Cash and Cash Equivalents

Cash in hand	3,195	5,026
Balances in current accounts	15,877,796	47,884,909
	15,880,991	47,889,935
The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	1,452,316	20,989,970
Restricted bank balance	5,928,675	18,399,965
	7,380,991	39,389,935

The cash and bank balances disclosed above and in the consolidated statement of cash flows include USD 14,428,675 (2020: USD 26,899,965) which are held in restricted bank accounts under the Bond terms (Note 21). These include USD 8,500,000 held in the Liquidity account, Nil balance (2020 :USD 24,999,963) is held in the Construction Funding account, the amount in the Construction Funding account in 2020 can be withdrawn up to a limit of USD 5,000,000 per month. Accordingly, USD 15,000,000 out of the balance in the Construction Funding account is considered as cash and cash equivalent and USD 5,928,675 (2020: USD 8,400,000) held in the Debt Service Retention account.

A first priority pledge over the balances in the Earnings account, Liquidity account, Construction Funding account and Debt Service Retention account is held as security under the Bond terms (Note 21).

12	Cash and Cash Equivalents

Cash in hand	5,026	1,960
Balances in current accounts	47,884,909	19,828,811
	47,889,935	19,830,771
The above consist of the following:
Non-current.	8,500,000	Nil
Restricted bank balance	8,500,000	Nil

Current
Cash and Cash Equivalents	20,989,970	19,830,771
Restricted bank balance	18,399,965	Nil
	39,389,935	19,830,771

The cash and bank balances disclosed above and in the consolidated statement of cash flows include USD 26,899,965 which are held in restricted bank accounts under the Bond terms. These include USD 8,500,000 held in the Liquidity account, USD 24,999,963 is held in the Construction Funding account, and USD 8,400,000 held in the Debt Service Retention account. The amount in the Construction Funding account can be withdrawn up to a limit of USD 5,000,000 per month. Accordingly, USD 15,000,000 out of the balance in the Construction Funding account is considered as cash and cash equivalent.

A first priority pledge over the balances in the Earnings account, Liquidity account, Construction Funding account and Debt Service Retention account is held as security under the Bond terms (Note 22).

12	Cash and Cash Equivalents

Cash in hand	1,960	5,013
Balances in current accounts	19,828,811	32,338
	19,830,771	37,351
There are no restricted cash balances for the Group.
14	Cash and Cash Equivalents

Cash in hand	5,013	2,273
Balance in local currency account	32,338	Nil
	37,351	2,273